Stock Based Compensation (Fair Value Assumptions) (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (in dollars per share)	$ 5.62	$ 8.95	$ 3.85
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Volatility	44.00%	43.00%	40.00%
Dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	2.74%	2.11%	1.40%